Interest-Bearing Bank and Other Borrowings - Schedule of Estimated Interest-Bearing of Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Analyzed into:
Interest-Bearing Bank and Other Borrowings Total	¥ 1,668,497	$ 228,583	¥ 1,795,595
Within one year [Member]
Analyzed into:
Interest-Bearing Bank and Other Borrowings Total	779,062	106,731	616,404
In the second year [Member]
Analyzed into:
Interest-Bearing Bank and Other Borrowings Total	242,473	33,219	428,783
In the third to fifth years, inclusive [Member]
Analyzed into:
Interest-Bearing Bank and Other Borrowings Total	159,355	21,832	238,580
Beyond five years [Member]
Analyzed into:
Interest-Bearing Bank and Other Borrowings Total	¥ 487,607	$ 66,801	¥ 511,828